Income taxes - Additional Information (Detail) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
CANADA | Two Thousand And Thirty Seven To Two Thousand And Forty [Member]
Major Components Of Income Tax [Line Items]
Non Capital Losses	$ 13,000,000	$ 3,700,000	$ 1,200,000
UNITED STATES | Indefinitely [Member]
Major Components Of Income Tax [Line Items]
Net operating losses	$ 450,000